Income Taxes - Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expense [Abstract]
Current tax expense			$ 207,553
Deferred tax (benefit) expense	(51,435)	39,747	339,332
Total income tax (benefit) expense	$ (51,435)	$ 39,747	$ 546,885